PRIVATE PLACEMENT (Details Narrative) - USD ($)	2 Months Ended	5 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued		30,016,875
Warrant price	$ 0.01
Over-Allotment Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from over allotment	$ 14,204,375
Private Placement Warrants [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued	12,125,000	14,204,375
Warrant price	$ 1.00	$ 1.00
Over Allotment Warrants [Member] | Over-Allotment Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued	14,204,375
Over Allotment [Member] | Over-Allotment Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate amount	$ 12,125,000